Interest and Finance Costs, net	6 Months Ended
Jun. 30, 2024
Interest And Finance Costs Net
Interest and Finance Costs, net

8. Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Interest expense	31,437	26,252	60,931	51,340
Less: Interest capitalized	(1,802)	(1,166)	(3,245)	(2,090)
Interest expense, net	29,635	25,086	57,686	49,250
Bunkers and CO2 emissions swaps cash settlements	(521)	—	(1,119)	—
Amortization of deferred finance costs	1,055	874	1,872	2,083
Bank charges	59	67	60	136
Amortization of deferred gain on termination of financial instruments	(882)	(1,313)	(2,094)	(2,611)
Interest expense on redeemable preferred shares	—	663	—	663
Change in fair value of non-hedging financial instruments	707	(1,043)	(1,207)	(673)
Net total	30,053	24,334	55,198	48,848

Interest and finance costs were $31,437 for the second quarter of 2024, compared to $26,252 for the second quarter of 2023. For the six months ended June 30, 2024, interest and finance costs were $60,931 compared to $51,340 for the six months ended June 30, 2023.

Capitalized interest is based on expenditure incurred to date on vessels under construction. Capitalized interest amounted to $1,802 and $3,245 for the three and six-month periods ended June 30, 2024, compared to $1,166 and $2,090 for the equivalent periods of 2023.

In 2022, the Company discontinued ten of its cash flow hedge interest rate swaps through early termination agreements. The Company considered the forecasted transactions as still probable for seven of those interest rate swaps. The collected amounts are presented in accumulated other comprehensive income and are amortized until the expiry date of each interest rate swap. For the second quarter of 2024, amortization of deferred gain on termination of hedging interest rate swaps amounted to $882 (positive) and $1,313 (positive) for the prior year's second quarter. For the first half of 2024, amortization of deferred gain on termination of hedging interest rate swaps amounted to $2,094 (positive) and $2,611 (positive) for the prior year's first half.

At June 30, 2024 and 2023, the Company held one floating-to-fixed interest rate swap with a major financial institution maturing March 2028, on which it pays fixed rate of 3.82% and receives floating rates based on the six-month SOFR. The interest rate swap agreement was designated and qualified as a non-hedging interest rate swap and its change in fair value has been included in the change in fair value of non-hedging financial instruments. The fair value of this swap agreement at June 30, 2024, was $708 (positive). The change in fair value amounted to $210 (negative) for the second quarter of 2024 and $1,046 (positive) for the prior year's second quarter. The change in fair value amounted to $586 (positive) for the six-month period of 2024 and $676 (positive) for the prior year's first half.

During the first half of 2024, the Company entered into eight bunker agreements and three CO2 emission agreements, in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels and the EU Allowances exposure, respectively with maturity dates between July through December 2024. As at June 30, 2024, the Company held eleven bunker agreements and five CO2 emission agreements (eight bunker agreements and two CO2 emission agreements at December 31, 2023). The fair value of those agreements was $1,156 (positive) and $ 535 (positive) as at June 30, 2024 and December 31, 2023, respectively. The change in fair value amounted to $497 (negative) for the three-month period of 2024 and has been included in the change in fair value of non-hedging financial instruments. The change in the fair values for the first half of 2024 was $621 (positive). During the first half of 2024, the total cash received for those agreements amounted to $1,119. For the second quarter of 2024, the total cash received for those agreements amounted to $521.

During the first half of 2023, the Company entered into two bunker agreements and two CO2 emission agreements, in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels and the EU Allowances exposure, respectively. The change in the fair values as of June 30, 2023, was $3 (negative) both for the three-month and the six-month period of 2023, respectively and has been included in the change in fair value of non-hedging financial instruments.

For the second quarter of 2024 and 2023, the Company has written-off unamortized deferred finance costs of $176 and $133, respectively, according to debt extinguishment guidance of ASC 470-50, included in amortization of deferred finance costs in the above table. During the first half of 2024 and 2023, the Company has written-off unamortized deferred finance costs of $176 and $430, respectively.

On May 30, 2023, the Company announced the redemption of 3,517,061 Series D Cumulative Redeemable Perpetual Preferred Shares along with accrued dividends. Upon declaration, Series D Preferred Shares were re-classified from equity to current liabilities and any accrued dividends of the period, amounting to $663, were recognized as interest expense.